Consolidated Statements of Shareholders' Equity and Comprehensive (Loss)/Income (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock Issued [Member]	Capital In Excess of Par Value [Member]	Retained Earnings [Member]	Deferred Compensation Liability [Member]	Common Stock Held by the Deferred Compensation Plan [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Jun. 02, 2009	$ 528	$ 20,804	$ 406,951	$ 2,200	$ (2,200)	$ (11,917)	$ 416,366
Balance (in shares) at Jun. 02, 2009	52,806,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income			45,344				45,344
Pension and post-retirement benefit plans, net of taxes						(1,260)	(1,260)
Comprehensive income/loss							44,084
Common stock offering	115	73,010					73,125
Common stock offering (in shares)	11,500,000						11,500,000
Shares issued pursuant to compensation plans, net of cancellations	2	(2)					0
Shares issued pursuant to compensation plans, net of cancellations (in shares)	186,000
Share-based compensation, net of taxes		4,525					4,525
Changes in Deferred Compensation Plan				(164)	164		0
Balance at Jun. 01, 2010	645	98,337	452,295	2,036	(2,036)	(13,177)	538,100
Balance (in shares) at Jun. 01, 2010	64,492,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income							46,878
Pension and post-retirement benefit plans, net of taxes						125	125
Comprehensive income/loss							47,003
Shares issued pursuant to compensation plans, net of cancellations	6	1,897					1,903
Shares issued pursuant to compensation plans, net of cancellations (in shares)	606,000
Share-based compensation, net of taxes		4,707					4,707
Changes in Deferred Compensation Plan				(480)	480		0
Balance at May. 31, 2011	651	104,941	499,173	1,556	(1,556)	(13,052)	591,713
Balance (in shares) at May. 31, 2011	65,098,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income			(188)				(188)
Pension and post-retirement benefit plans, net of taxes						(1,205)	(1,205)
Comprehensive income/loss							(1,393)
Shares issued pursuant to compensation plans, net of cancellations	9	346					355
Shares issued pursuant to compensation plans, net of cancellations (in shares)	940,000
Share-based compensation, net of taxes		3,990					3,990
Stock repurchases	(20)	(18,421)					(18,441)
Stock repurchases (in shares)	(2,000,000)
Changes in Deferred Compensation Plan				(548)	548		0
Balance at Jun. 05, 2012	$ 640	$ 90,856	$ 498,985	$ 1,008	$ (1,008)	$ (14,257)	$ 576,224
Balance (in shares) at Jun. 05, 2012	64,038,000